Share capital	6 Months Ended
Jun. 30, 2018
Share capital
Share capital

15.Share capital

Movements in share capital during the period were as follows:

	Number
	of shares	£m
	(million)

Ordinary shares of 10p each
At 1 January 2018	71,973	7,197
Issued in the period(1)	710	71
Share buy backs	(725)	(72)

At period end	71,958	7,196

(1)	The ordinary shares issued in the period were in respect of employee share schemes.